Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 64,744		$ 46,204
Less: accumulated depreciation and amortization		(22,704)		(16,461)
Property and equipment, net	54,086	42,040	40,192	29,743
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross		23,354		16,631
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		32,275		23,713
Computers and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		7,477		4,484
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,638		$ 1,376